CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDINGS (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Sep. 01, 2016
PBF Services Company [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%	100.00%
Delaware City Refining Company LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%	100.00%
Delaware Pipeline Company LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries		100.00%
PBF Power Marketing LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%	100.00%
Paulsboro Refining Company LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%	100.00%
Paulsboro Natural Gas Pipeline Company LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%	100.00%
Toledo Refining Company LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%	100.00%
Chalmette Refining L.L.C. [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%
PBF Investments LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%	100.00%
Torrance Valley Pipeline Company [Member]
Condensed Financial Statements, Captions [Line Items]
Noncontrolling Interest, ownership Percentage by Parent	50.00%	50.00%	50.00%